CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2024
CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES
CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES
7.	CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES

In December 2023, pursuant to an investment agreement, an investor, Kopernik Global Investors, LLC, on behalf of its clients (collectively the "Investor"), purchased convertible notes having an aggregate principal amount of US$15 million (the “Notes").  The Notes have a term of 10 years from the date of issuance of December 18, 2023, and bear interest at a rate of 2.0% per annum, payable in cash semi-annually in arrears on December 31 and June 30 of each year.  The first two payments were made on June 30, 2024, and December 31, 2024.  The principal amount of the Notes is convertible at any time at the option of the Investor at a per share conversion price of US$0.3557 (the "Conversion Price"), subject to adjustment in certain circumstances (i.e., including a change of control).  If the Group proceeds with an equity financing in the future, the terms of the Notes require that the Group redeem the Notes at 150% of the principal amount of the Notes, in cash or convert at the Conversion Price (the "financing redemption option"), at the election of the Investor, and pay any accrued but unpaid interest in cash. This financing is subject to customary exclusions for non-financing issuances of the Company’s equity securities. In addition, the Notes include change of control provisions under which (i) the Investor may elect to convert the Notes concurrent with a change of control transaction at the lower of the fixed Conversion Price and the price per common share implied by the change of control transaction, and (ii) if the Investor does not elect to convert, the Group will be required to offer to repurchase the Notes at 101% of the principal amount ( the "CoC option"), plus accrued but unpaid interest.

As the amount of the Notes to be settled is a fixed US Dollar amount which when converted back to the Group’s functional currency results in a variable amount of cash (i.e., a variable carrying amount for the financial liability resulting from changes in the USD/CAD exchange rate), the fixed-for-fixed criterion for equity classification is not met.  The conversion option, financing redemption option and the CoC option are derivative liabilities, with their value dependent on the USD/CAD exchange rate and so are embedded derivatives.  The Notes as a result include a debt host, which is accounted for at amortised cost, and the embedded derivatives, which are separated from the debt host and accounted for at fair value with changes in fair value recorded in the Statement of Comprehensive Loss.

Transaction costs of $196 were incurred on the issue of the Notes of which $22 was allocated to the debt host with the balance recorded in the Statement of Comprehensive Loss.

As the conversion feature may be exercised by the Investor at any time, the Group does not have the right to defer its settlement for at least twelve months.  Accordingly, the convertible notes liability and derivative on convertible notes are classified as current liabilities in the Statement of Financial Position.

Convertible notes liability

The debt host has been accounted for at amortised cost with a 30.1% effective interest rate.  The following reconcile movements for the years ended December 31, 2024 and 2023:

Continuity	2024	2023
Beginning balance	$2,197	$-
Recognition on issue date	-	2,234
Transaction costs	-	(22)
Interest accretion	758	26
Interest paid and payable	(411)	(15)
Exchange difference	206	(26)
Ending balance	$2,750	$2,197

Derivative on convertible notes

The following reconcile movements for the years ended December 31, 2024 and 2023:

Continuity	2024	2023
Beginning balance	$16,687	$-
Recognition on issue date	-	17,866
Loss (gain) on change in fair value	18,618	(1,179)
Ending balance	$35,305	$16,687

The fair value of the conversion option was estimated using the Binomial Option Pricing Model with formulae based on the Cox-Ross-Rubenstein approach, with consideration to the intrinsic value, with the following inputs and assumptions on December 31, 2024 and 2023:

Input/Assumption	2024	2023
Share price on valuation date	US$0.582	US$0.32
Volatility	95.3360%	95.4459%
Strike price on conversion	US$0.3557	US$0.3557
Time to expiration	3,274 days	3,640 days
Risk free interest rate	4.447%	5.153%
Dividend Yield	Nil%	Nil%

The estimated fair value for the conversion option under the model was US$24,543 ($35,305) on December 31, 2024 (2023 – US$12,048 ($15,960)).

For the financing redemption and CoC options, the Group estimated the discounted cash flow ("DCF") value of the options assuming the events that trigger these options occur mid-point between the Notes issuance and maturity.  The Group has estimated a 10% probability for the occurrence of each of the financing redemption and the CoC options with an 80% probability of conversion at the Conversion Price.

At December 31, 2024, the Group determined from the DCF analysis that there was no additional value provided by the redemption and CoC options over and above the conversion option.  The estimated fair value of the conversion option, which was deep in the money, was determined using intrinsic value and was estimated at US$24,543 ($35,305).  At December 31, 2023, the Group determined from the DCF analysis that the redemption and CoC options provided additional value over and above the conversion option which was not in the money. Accordingly, the embedded derivative was estimated at a higher value of US$12,597 ($16,687) as compared to the value of the conversion option of US$12,048 ($15,960).

The Group has recorded a loss in the change in fair value of $18,618 (2023 – gain of $1,179) for the embedded derivative.

The valuation of the embedded derivative is sensitive to changes in the Company’s share price.  If the share price is reduced/increased by 10%, the fair value of the embedded derivative reduces/increases by approximately 10%.